OTHER NON-CURRENT ASSETS (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Other Asset Impairment Charges | $		$ 0	$ 0
Arrangement for Cyberknife Robotic Radio Surgery System [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Other Asset Impairment Charges | ¥	¥ 11,527